Federated Prime Money Fund II

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED April 30, 2011

The Federated Prime Money Fund II ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Money Market Portfolio, a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Shares of the Fund, which will be distributed pro rata by Money Market Portfolio to its holders of its Initial Class and Service Class Shares ("Acquired Fund Shareholders") in complete liquidation and termination of Money Market Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the May 1, 2012 date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Shares of the Fund."

May 16, 2011